List of subsidiaries are as follows (Tables)	12 Months Ended
Mar. 31, 2026
List Of Subsidiaries Are As Follows
Schedule of list of subsidiaries

	Date of	Place of
Name of Company	acquisition	incorporation	Effective interest		Principal activities
			2026	2025
			%	%

Alps Life Sciences Inc	October 28, 2025	Cayman Islands	100	-	Investment holding company

Held through Alps Life Sciences Inc
Alps Global Holding Berhad	June 11, 2024	Malaysia	100	100	Investment holding company

Held through Alps Global Holding Berhad:
Alps Biotech Sdn. Bhd.	May 9, 2019	Malaysia	95	95	Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad	April 11, 2018	Malaysia	51	51	Investment holding
Alps Wellness Centre Sdn. Bhd.	March 31, 2021	Malaysia	100	100	Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd.	February 7, 2018	Malaysia	100	100	Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd.	July 6, 2020	Malaysia	100	100	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd.	November 27, 2018	Malaysia	99	99	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Beauty and health care consultants
Alps Insurance PCC INC	April 10, 2024	Labuan	51	51	Licensed Labuan insurance captive